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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2006

                 Check here if Amendment [ ]; Amendment Number:

      This Amendment (check only one.)           [ ] is a restatement.
                                                 [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name: CORUS BANKSHARES, INC.
                          Address: 3959 N. LINCOLN AVE.
                                CHICAGO, IL 60613

                         Form 13F File Number: 28-10052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael E. Dulberg
Title:  Senior Vice President and Chief Accounting Officer
Phone:  773-832-3473

Signature, Place, and Date of Signing:

/s/ Michael E. Dulberg               Chicago, IL               July 19, 2006
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Report Type (Check only one.):

[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           18

Form 13F Information Table Value Total:    $ 184,637
                                          (thousands)

List of Other Included Managers:           None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                          VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER    ----------------------
      NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN   CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
---------------------------  --------------  ---------  --------  --------  ---  -----  ----------  --------  --------  ------  ----
AMCORE FINL INC              COMMON SHARES   023912108     2,025    69,100   SH         SOLE                    69,100
AMSOUTH BANCORPORATION       COMMON SHARES   032165102    12,326   466,015   SH         SOLE                   466,015
ASSOCIATED BANC CORP         COMMON SHARES   045487105     3,821   121,179   SH         SOLE                   121,179
BANK OF AMERICA CORPORATION  COMMON SHARES   060505104    32,256   670,594   SH         SOLE                   670,594
BANK NEW YORK INC            COMMON SHARES   064057102     3,220   100,000   SH         SOLE                   100,000
CITIGROUP INC                COMMON SHARES   172967101    10,856   225,000   SH         SOLE                   225,000
COMERICA INC                 COMMON SHARES   200340107    13,741   264,300   SH         SOLE                   264,300
COMPASS BANCSHARES INC       COMMON SHARES   20449H109     6,047   108,750   SH         SOLE                   108,750
FREMONT GEN CORP             COMMON SHARES   357288109    15,219   820,000   SH         SOLE                   820,000
JP MORGAN CHASE & CO         COMMON SHARES   46625H100    21,036   500,864   SH         SOLE                   500,864
MAF BANCORP INC              COMMON SHARES   55261R108     8,776   204,850   SH         SOLE                   204,850
MERRILL LYNCH & CO INC       COMMON SHARES   590188108     9,182   132,000   SH         SOLE                   132,000
MORGAN STANLEY               COMMON SHARES   617446448     5,183    82,000   SH         SOLE                    82,000
NATIONAL CITY CORP           COMMON SHARES   635405103     2,697    74,520   SH         SOLE                    74,520
REGIONS FINL CORP NEW        COMMON SHARES   7591EP100     4,755   143,554   SH         SOLE                   143,554
SUNTRUST BKS INC             COMMON SHARES   867914103     3,660    48,000   SH         SOLE                    48,000
U S BANCORP DEL              COMMON SHARES   902973304     8,303   268,870   SH         SOLE                   268,870
WACHOVIA CORP 2ND NEW        COMMON SHARES   929903102    21,534   398,191   SH         SOLE                   398,191